Commitments and Contingencies - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) case state complaint
Suchanek et al v. Sturm Foods, Inc. and TreeHouse, Inc | Pending Litigation
Loss Contingencies [Line Items]
Loss contingency, number of claims | case	1
Loss contingency, number of states class action lawsuits were filed (state) | state	8
Loss contingency, estimate of possible loss | $	$ 25.0
Class Actions Filed by Shareholders
Loss Contingencies [Line Items]
Loss contingency, number of claims | complaint	5